INVESTMENTS IN TRADING SECURITIES (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Investments [Table Text Block]
	December 31, 2018	December 31, 2017	December 31, 2016
Investments in trading securities at cost	$795,765	$530,829	$511,672
Unrealized losses	(324,042)	(260,520)	(263,080)
Investments in trading securities at fair market value	$471,723	$270,309	$248,592